Commitments and Contingencies - Summary of Commitments to Purchase Mineral Stream (Parenthetical) (Detail) - 12 months ended Dec. 31, 2025 lb in Millions, $ in Millions	Total	Total	$ / oz	MillionTonnesPerAnnum	yr	oz	lb	$ / oz	OZ	USD ($)
Gold [member] | Constancia [member]
Disclosure of contractual obligations and commitments [line items]
Price per ounce after the initial 40 year term | $ / oz			550
Initial term of contract	40 years
Gold [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	25.00%	25.00%	25.00%	25.00%	25.00%
Gold to silver price ratio minimum limit for revisiting stated exchange rate	70	70	70	70	70
Exchange ratio to be fixed when price ratio reach minimum limit for six months	50	50	50	50	50
Exchange ratio to be fixed when price ratio reach maximum limit for six months	90	90	90	90	90
Gold to silver exchange ratio, description	fixed gold to silver exchange ratio was revised from 90:1 to 70:1
Gold [member] | San Dimas [member] | Bottom of range [member]
Disclosure of contractual obligations and commitments [line items]
Gold to silver price ratio minimum limit for revisiting stated exchange ratio	50	50	50	50	50
Gold [member] | San Dimas [member] | Top of range [member]
Disclosure of contractual obligations and commitments [line items]
Gold to silver price ratio minimum limit for revisiting stated exchange ratio	90	90	90	90	90
Gold [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%	22.00%	22.00%	22.00%	22.00%
Gold [member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased after third step down	6.75%	6.75%	6.75%	6.75%	6.75%
Gold [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage Of Production To Be Purchased After Stream Percentage Reduction	16.67%	16.67%	16.67%	16.67%	16.67%
Number of ounces to be delivered before first step down in entitlement percentage | OZ									90
Gold [member] | Marmato PMPA [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage Of Production To Be Purchased After Stream Percentage Reduction	5.25%	5.25%	5.25%	5.25%	5.25%
Cumulative Gold Ounces To Be Delivered Before Reduction In Stream Percentage						310,000
Gold [member] | Blackwater [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage Of Production To Be Purchased After Stream Percentage Reduction	4.00%	4.00%	4.00%	4.00%	4.00%
Number of ounces to be delivered before first step down in entitlement percentage						464,000
Gold [member] | Marathon [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage Of Production To Be Purchased After Stream Percentage Reduction	67.00%	67.00%	67.00%	67.00%	67.00%
Number of ounces to be delivered before first step down in entitlement percentage						150,000
Gold [member] | Fenix [Member]
Disclosure of contractual obligations and commitments [line items]
Additional percentage of production to be purchased under revised agreement	16.00%	16.00%	16.00%	16.00%	16.00%
Number of ounces to be delivered before first step down in entitlement percentage under original agreement						90,000
Percentage of production to be purchased after second step down	3.50%	3.50%	3.50%	3.50%	3.50%
Number of gold ounces to be delivered before second step down in entitlement percentage						140,000
Percentage of production to be acquired under original agreement	6.00%	6.00%	6.00%	6.00%	6.00%
Percentage Of Production To Be Acquired After First Step Down	4.00%	4.00%	4.00%	4.00%	4.00%
Total percentage of production to be purchased under revised agreement	22.00%	22.00%	22.00%	22.00%	22.00%
Incremental number of ounces delivered under revised agreement						95,000
Number of ounces to be delivered before reverting to original agreement						95,000
Gold [member] | Goose [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased after first step down	1.44%	1.44%	1.44%	1.44%	1.44%
Number of ounces to be delivered before second step down in entitlement percentage						134,000
Percentage of production to be purchased after second step down	1.00%	1.00%	1.00%	1.00%	1.00%
Number of ounces to be delivered before first step down in entitlement percentage						87,100
Gold [member] | Santo Domingo [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage Of Production To Be Purchased After Stream Percentage Reduction	67.00%	67.00%	67.00%	67.00%	67.00%
Cumulative Gold Ounces To Be Delivered Before Reduction In Stream Percentage						285,000
Gold [member] | Cangrejos [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage Of Production To Be Purchased After Stream Percentage Reduction	2.90%	2.90%	2.90%	2.90%	2.90%
Number of ounces to be delivered before first step down in entitlement percentage						469,000
Gold [member] | Platreef [Member]
Disclosure of contractual obligations and commitments [line items]
Number of ounces to be delivered before first step down in entitlement percentage						218,750
Percentage of production to be purchased after first step down	50.00%	50.00%	50.00%	50.00%	50.00%
Percentage of production to be purchased after second step down	3.125%	3.125%	3.125%	3.125%	3.125%
Number of gold ounces to be delivered before second step down in entitlement percentage | OZ									428,300
Percentage of the spot price of metal	80.00%	80.00%	80.00%	80.00%	80.00%
Threshold limits for concentrator production | MillionTonnesPerAnnum				0.55
Gold [member] | Curraghinalt [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage Of Production To Be Purchased After Stream Percentage Reduction	1.50%	1.50%	1.50%	1.50%	1.50%
Cumulative Gold Ounces To Be Delivered Before Reduction In Stream Percentage						125,000
Gold [member] | Kone [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage Of Production To Be Purchased After Stream Percentage Reduction	10.80%	10.80%	10.80%	10.80%	10.80%
Number of ounces to be delivered before first step down in entitlement percentage						400,000
Number of gold ounces to be delivered before second step down in entitlement percentage						130,000
Additional Percentage Of Production To Be Purchased After Stream Reduction	5.40%	5.40%	5.40%	5.40%	5.40%
Gold [member] | Kurmuk [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage Of Production To Be Purchased After Stream Percentage Reduction	4.80%	4.80%	4.80%	4.80%	4.80%
Number of ounces to be delivered before first step down in entitlement percentage						220,000
Amount Of Debt Outstanding Ahead Of Stream | $										$ 150
Percentage of production to be purchased when debt ranks ahead of stream after threshold limit reached	5.25%	5.25%	5.25%	5.25%	5.25%
Percentage of production to be purchased when debt ranks ahead of stream	7.15%	7.15%	7.15%	7.15%	7.15%
Gold [member] | El Domo [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage Of Production To Be Purchased After Stream Percentage Reduction	33.00%	33.00%	33.00%	33.00%	33.00%
Cumulative Gold Ounces To Be Delivered Before Reduction In Stream Percentage						145,000
Gold [member] | Hemlo [Member]
Disclosure of contractual obligations and commitments [line items]
Number of ounces to be delivered before first step down in entitlement percentage						135,750
Percentage of production to be purchased after first step down	6.75%	6.75%	6.75%	6.75%	6.75%
Percentage of production to be purchased after second step down	4.50%	4.50%	4.50%	4.50%	4.50%
Number of gold ounces to be delivered before second step down in entitlement percentage						117,998
Current stream percentage of gold after reached threshold limit	5.00%	5.00%	5.00%	5.00%	5.00%
Stream default clause description	10,000 ounces or more
Gold [member] | Spring Valley [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage Of Production To Be Purchased After Stream Percentage Reduction	6.00%	6.00%	6.00%	6.00%	6.00%
Number of ounces to be delivered before first step down in entitlement percentage						300,000
Gold [member] | Tranche One [Member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage Of Production To Be Purchased After Stream Percentage Reduction	6.125%	6.125%	6.125%	6.125%	6.125%
Gold [member] | Tranche One [Member] | Kone [Member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		20.00%
First limit price before first mechanism to reduce production payment is activated | $ / oz								2,100
Per ounce cash payment reduction as percentage of the difference between twenty one hundred dollars less the per ounce price received related to metal delivered	25.00%	25.00%	25.00%	25.00%	25.00%
Second limit price before second mechanism to to reduce production payment is activated | $ / oz								1,800
Per ounce cash payment reduction as percentage of the difference between eighteen hundred dollars less the per ounce price received related to metal delivered	30.00%	30.00%	30.00%	30.00%	30.00%
Gold [member] | Tranche Two [Member] | Kone [Member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment addition as percentage of the difference between three thousand dollars less two thousand seven hundred dollars related To metal delivered	25.00%	25.00%	25.00%	25.00%	25.00%
First limit price before first mechanism to increase production payment is activated | $ / oz								2,700
Second limit price before second mechanism to increase production payment is activated | $ / oz								3,000
Per ounce cash payment addition as percentage of the difference between three thousand dollars less the per ounce price received related to metal delivered	30.00%	30.00%	30.00%	30.00%	30.00%
Gold [member] | Tranche Three [Member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased after third step down	5.50%	5.50%	5.50%	5.50%	5.50%
Gold [member] | Gold interests [member] | Tranche One [Member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Number of ounces to be delivered before first step down in entitlement percentage | OZ									330,000
Gold [member] | Gold interests [member] | Tranche Two [Member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Number of gold ounces to be delivered before second step down in entitlement percentage | OZ									59,800
Gold [member] | Gold interests [member] | Tranche Three [Member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Number of ounces to be delivered before third step down in entitlement percentage | OZ									270,200
Silver [member] | Constancia [member]
Disclosure of contractual obligations and commitments [line items]
Price per ounce after the initial 40 year term			9.9		40
Silver [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Maximum percentage of copper included in concentrate		15.00%
Silver [member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased after first step down	5.50%	5.50%	5.50%	5.50%	5.50%
Number of ounces to be delivered before second step down in entitlement percentage						7,960,000
Number of ounces to be delivered before third step down in entitlement percentage						35,340,000
Percentage of production to be purchased after second step down	5.50%	5.50%	5.50%	5.50%	5.50%
Percentage of production to be purchased after third step down	6.75%	6.75%	6.75%	6.75%	6.75%
Silver [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage Of Production To Be Purchased After Stream Percentage Reduction	66.67%	66.67%	66.67%	66.67%	66.67%
Cumulative silver equivalent ounces to be produced before reduction in stream percentage						90,000,000
Silver [member] | Marmato [member]
Disclosure of contractual obligations and commitments [line items]
Percentage Of Production To Be Purchased After Stream Percentage Reduction	50.00%	50.00%	50.00%	50.00%	50.00%
Number of ounces to be delivered before first step down in entitlement percentage						2,150,000
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%	22.00%	22.00%	22.00%	22.00%
Silver [member] | Cozamin [Member]
Disclosure of contractual obligations and commitments [line items]
Number of ounces to be delivered before first step down in entitlement percentage						10,000,000
Percentage of metal production at the mine which WPM is entitled to after step down	33.00%	33.00%	33.00%	33.00%	33.00%
Silver [member] | Blackwater [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage Of Production To Be Purchased After Stream Percentage Reduction	33.00%	33.00%	33.00%	33.00%	33.00%
Number of ounces to be delivered before first step down in entitlement percentage						17,800,000
Silver [member] | Tranche One [Member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	6.125%	6.125%	6.125%	6.125%	6.125%
Number of ounces to be delivered before first step down in entitlement percentage						43,300,000
Palladium [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Number of ounces to be delivered before first step down in entitlement percentage						375,000
Percentage of production to be purchased after first step down	2.25%	2.25%	2.25%	2.25%	2.25%
Number of ounces to be delivered before second step down in entitlement percentage						550,000
Percentage of production to be purchased after second step down	1.00%	1.00%	1.00%	1.00%	1.00%
Cobalt [member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Cobalt pounds to be delivered before entitlement step down takes effect | lb							31
Percentage of metal production at the mine which WPM is entitled to after step down	21.20%	21.20%	21.20%	21.20%	21.20%
Platinum [Member] | Marathon [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage Of Production To Be Purchased After Stream Percentage Reduction	15.00%	15.00%	15.00%	15.00%	15.00%
Number of ounces to be delivered before first step down in entitlement percentage						120,000
Palladium and platinum [Member] | Platreef [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.10%	0.10%	0.10%	0.10%	0.10%
Percentage of production to be purchased after second step down	0.10%	0.10%	0.10%	0.10%	0.10%
Spot Price Increased After Payment	80.00%	80.00%	80.00%	80.00%	80.00%
Number of palladium and platinum ounces to be delivered before first step down in entitlement percentage	3	3	3	3	3	350,000
Number of palladium and platinum ounces to be delivered after second step down in entitlement percentage						485,115
Threshold limits for concentrator production | MillionTonnesPerAnnum				5.5
Palladium Platinum And Cobalt [Member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%	22.00%	22.00%	22.00%	22.00%
Palladium Platinum And Cobalt [Member] | Marmato [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%	22.00%	22.00%	22.00%	22.00%
Palladium Platinum And Cobalt [Member] | Santo Domingo [Member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%	22.00%	22.00%	22.00%	22.00%
Palladium Platinum And Cobalt [Member] | Domo Marathon Goose Cangrejos Curraghinalt [Member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%	22.00%	22.00%	22.00%	22.00%